Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,600,000
Previously Paid Amount	0.00
Total Fee Amount	244.96
Total Offset Amount	0.00
Net Fee	244.96
Narrative - Max Aggregate Offering Price	$ 1,600,000
Final Prospectus	true